Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
The investment of the Plan in the Company’s common stock is considered an exempt party-in-interest transaction. At December 31, 2025 and 2024, the Plan held 795,804 and 903,411 shares of common stock of the Company in the Stock Fund with a cost basis of $27,883,710 and $28,672,503, respectively. During 2025, the Plan purchased 9,700 shares of the Company’s common stock with a cost basis of $3,056,140 from the Company. The Plan issues loans to participants, which are secured by the participant’s account balances. These transactions qualify as exempt party-in-interest transactions.